Derivative financial Instruments (Details 3) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging relationships [line items
Nominal amount	352,861	218,416
Carrying amount of the hedging instruments, Asset	$ 23,091	$ 625
Carrying amount of the hedging instruments, Liability	(5,130)	(5,320)
Change in fair value used for calculating hedge ineffectiveness	19,471	(4,089)
Changes in the fair value of the hedging instrument recognised in OCI	19,574	(4,085)
Ineffectiveness recognised in profit or loss	103	4
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(3,699)	(6,576)
Carrying amount of hedged items,Asset	74,509	73,861
Carrying amount of hedged items , liabilities	(263,862)	(91,344)
Change in the fair value of the hedged item used to recognise ineffectiveness	(19,574)	4,085
Cash flow hedge reserve	22	1,330
Interest rate risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instruments, Asset	0	0
Carrying amount of the hedging instruments, Liability	$ (1,541)	$ (1,098)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	60,000	123,000
Carrying amount of the hedging instruments, Asset	$ 0	$ 0
Carrying amount of the hedging instruments, Liability	(1,541)	(1,098)
Change in fair value used for calculating hedge ineffectiveness	(443)	(1,459)
Changes in the fair value of the hedging instrument recognised in OCI	(442)	(1,458)
Ineffectiveness recognised in profit or loss	1	1
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(75)	39
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(20,045)	(70,110)
Change in the fair value of the hedged item used to recognise ineffectiveness	442	1,458
Cash flow hedge reserve	1,440	1,072
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instruments, Asset	23,091	0
Carrying amount of the hedging instruments, Liability	$ 0	$ (1,670)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount	221,508	23,025
Carrying amount of the hedging instruments, Asset	$ 23,091	$ 0
Carrying amount of the hedging instruments, Liability	0	(1,670)
Change in fair value used for calculating hedge ineffectiveness	23,380	(284)
Changes in the fair value of the hedging instrument recognised in OCI	23,481	(283)
Ineffectiveness recognised in profit or loss	101	1
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(1,697)	0
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(243,817)	(21,234)
Change in the fair value of the hedged item used to recognise ineffectiveness	(23,481)	283
Cash flow hedge reserve	(1,980)	(5)
Foreign exchange risk
Disclosure of detailed information about hedging relationships [line items
Carrying amount of the hedging instruments, Asset	0	625
Carrying amount of the hedging instruments, Liability	$ (3,589)	$ (2,552)
Foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging relationships [line items
Nominal amount		0
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		0
Change in fair value used for calculating hedge ineffectiveness		0
Changes in the fair value of the hedging instrument recognised in OCI		0
Ineffectiveness recognised in profit or loss		0
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied		$ (5,545)
Foreign exchange risk | Loans at amortized cost
Disclosure of detailed information about hedging relationships [line items
Nominal amount	71,353	72,391
Carrying amount of the hedging instruments, Asset	$ 0	$ 625
Carrying amount of the hedging instruments, Liability	(3,589)	(2,552)
Change in fair value used for calculating hedge ineffectiveness	(3,466)	(2,346)
Changes in the fair value of the hedging instrument recognised in OCI	(3,465)	(2,344)
Ineffectiveness recognised in profit or loss	1	2
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	(1,927)	(1,070)
Carrying amount of hedged items,Asset	74,509	73,861
Carrying amount of hedged items , liabilities	0	0
Change in the fair value of the hedged item used to recognise ineffectiveness	3,465	2,344
Cash flow hedge reserve	$ 562	$ 263